Average Annual Total Returns{- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-16 - Fidelity® Global ex U.S. Index Fund	Fidelity Global ex U.S. Index Fund Return Before Taxes Past 1 year	Fidelity Global ex U.S. Index Fund Return Before Taxes Past 5 years	Fidelity Global ex U.S. Index Fund Return Before Taxes Since Inception		Fidelity Global ex U.S. Index Fund After Taxes on Distributions Past 1 year	Fidelity Global ex U.S. Index Fund After Taxes on Distributions Past 5 years	Fidelity Global ex U.S. Index Fund After Taxes on Distributions Since Inception		Fidelity Global ex U.S. Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global ex U.S. Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global ex U.S. Index Fund After Taxes on Distributions and Sales Since Inception		MS112 Past 1 year	MS112 Past 5 years	MS112 Since Inception
Total	10.71%	9.03%	6.45%	[1]	10.42%	8.59%	6.03%	[1]	6.81%	7.22%	5.21%	[1]	10.81%	9.11%	6.61%	[1]

[1]	(a)From September 8, 2011